Note 11 - Net Loss Per Share (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Profit (loss) from continuing operations	$ (3,763,075)	$ (3,511,667)	$ (5,231,295)
Weighted average number of ordinary shares outstanding	111,726,719	107,584,263	95,873,417